Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
Contract term		3 years
Contract amount		$ 2,060,000
Amortized expense amount	$ 229,143
Credit loss	$ 0	$ 0